Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended	92 Months Ended
	Nov. 26, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
DGA Core Plus Absolute Return ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,669	$ 12,628	$ 14,537	$ 15,167	$ 16,694	$ 19,292	$ 19,349	$ 21,127
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	11,299	12,650	17,260	16,460	18,602	22,722	26,433	31,604
S&P® Target Risk Moderate Gross Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,923	$ 11,823	$ 13,434	$ 12,245	$ 12,714	$ 14,049	$ 15,281	$ 16,968